UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01434

Lincoln National Variable Annuity Fund A
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copy to:

Colleen E. Tonn, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801

Jeffrey S. Puretz, Esquire
Dechert LLP
1775 Eye Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 260-455-2000

Date of fiscal year-end: December 31

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments

Schedule of Investments (Unaudited)

Lincoln National Variable Annuity Fund A

September 30, 2007
		Fair
	Number of	Value
	Shares	(U.S.$)
Common Stock– 98.87%
Aerospace & Defense – 3.73%
DRS Technologies	6,800	$374,816
Goodrich	10,200	695,946
Northrop Grumman	9,300	725,400
United Technologies	13,700	1,102,576
	2,898,738
Beverages – 1.66%
PepsiCo	17,600	1,289,376
		1,289,376
Biotechnology – 2.89%
†Amgen	12,900	729,753
†Genentech	8,200	639,764
†Gilead Sciences	15,600	637,572
†Vertex Pharmaceuticals	6,300	241,983
		2,249,072
Capital Markets – 3.37%
Bank of New York Mellon	19,800	873,972
Bear Stearns	4,200	515,802
†Blackstone Group	14,985	375,824
Morgan Stanley	13,500	850,500
		2,616,098
Chemicals – 3.52%
Cytec Industries	5,300	362,467
Dow Chemical	16,200	697,572
duPont (E.I.) deNemours	12,200	604,632
Lubrizol	8,900	579,034
Monsanto	5,700	488,718
		2,732,423
Commercial Services & Supplies – 1.12%
Manpower	2,900	186,615
Republic Services	13,200	431,772
Robert Half International	8,500	253,810
		872,197
Communications Equipment – 4.99%
†Cisco Systems	50,200	1,662,122
Corning	33,200	818,380
Motorola	32,900	609,637
QUALCOMM	18,700	790,262
		3,880,401
Computers & Peripherals – 4.16%
†EMC	36,500	759,200
Hewlett-Packard	21,000	1,045,590
International Business Machines	12,100	1,425,380
		3,230,170
Commercial Banks – 0.88%
U.S. Bancorp	21,100	686,383
		686,383
Consumer Finance – 0.73%
Capital One Financial	8,500	564,655
		564,655
Diversified Financial Services – 6.13%
Bank of America	30,000	1,508,100
CIT Group	13,900	558,780
Citigroup	32,700	1,526,109
JPMorgan Chase	25,500	1,168,410
		4,761,399
Diversified Telecommunications Services – 3.03%
AT&T	11,500	486,565
Embarq	5,200	289,120
†Qwest Communications International	45,800	419,528
Verizon Communications	26,200	1,160,136
		2,355,349
Electric Utilities – 2.22%
Exelon	7,000	527,520
FirstEnergy	7,400	468,716
PPL	15,700	726,910
		1,723,146
Electrical Equipment – 0.51%
†Thomas & Betts	6,700	392,888
		392,888
Energy Equipment & Services – 2.02%
†Grant Prideco	10,600	577,912
†National Oilwell Varco	4,000	578,000
Tidewater	6,600	414,744
		1,570,656
Food & Staples Retailing – 1.06%
CVS Caremark	20,700	820,341
		820,341
Health Care Equipment & Supplies – 2.31%
†Cytyc	10,500	500,325
†Gen-Probe	6,600	439,428
Medtronic	15,200	857,432
		1,797,185
Health Care Providers & Services – 2.63%
†Express Scripts	11,700	653,094
UnitedHealth Group	15,000	726,450
†WellPoint	8,400	662,928
		2,042,472
Hotels, Restaurants & Leisure – 2.71%
Burger King Holdings	24,100	614,309
Marriott International Class A	13,400	582,498
McDonald's	16,700	909,649
		2,106,456
Household Durables – 1.35%
Fortune Brands	6,800	554,132
†Jarden	16,000	495,040
		1,049,172
Household Products – 2.46%
Procter & Gamble	27,200	1,913,248
		1,913,248
Industrial Conglomerates – 2.66%
General Electric	33,700	1,395,180
Textron	10,800	671,868
		2,067,048
Insurance – 5.64%
AFLAC	10,100	576,104
Allstate	8,400	480,396
American International Group	18,500	1,251,525
Berkley (W.R.)	16,000	474,080
Everest Re Group	3,500	385,840
Hanover Insurance Group	8,100	357,939
Prudential Financial	8,800	858,704
		4,384,588
Internet Software &Services – 1.56%
†Digital River	3,700	165,575
†Google Class A	1,850	1,049,450
		1,215,025

IT Services– 0.38%
†VeriFone Holdings	6,600	292,578
		292,578
Machinery – 2.21%
Caterpillar	11,900	933,317
Deere & Co	5,300	786,626
		1,719,943
Media – 3.08%
CBS Class B	16,200	510,300
†Comcast Class A	16,700	403,806
†Comcast Special Class A	9,000	215,640
Disney (Walt)	17,400	598,386
Time Warner	36,100	662,796
		2,390,928
Metals & Mining – 1.53%
Freeport-McMoRan Copper & Gold	7,200	755,208
Steel Dynamics	9,300	434,310
		1,189,518
Multiline Retail – 0.74%
Macy’s	17,900	578,528
		578,528
Oil, Gas & Consumable Fuels – 8.32%
Chevron	7,500	701,850
ConocoPhillips	15,600	1,369,212
EOG Resources	6,400	462,912
Exxon Mobil	26,500	2,452,839
Occidental Petroleum	15,900	1,018,872
St. Mary Land & Exploration	12,900	460,143
		6,465,828
Pharmaceuticals – 4.98%
Johnson & Johnson	24,400	1,603,080
Merck	20,100	1,038,969
Pfizer	19,200	469,056
Wyeth	17,100	761,805
		3,872,910
Real Estate – 1.25%
Developers Diversified Realty	5,300	296,111
Host Hotels & Resorts	14,200	318,648
ProLogis	5,400	358,290
		973,049
Road & Rail – 0.78%
Norfolk Southern	11,700	607,347
		607,347
Semiconductors & Semiconductor Equipment – 3.14%
Applied Materials	24,500	507,150
Intel	43,600	1,127,496
Texas Instruments	22,100	808,639
		2,443,285
Software – 2.28%
Microsoft	60,000	1,767,600
		1,767,600
Specialty Retail – 3.49%
Abercrombie & Fitch Class A	7,800	629,460
Best Buy	13,400	616,668
†Coach	11,600	548,332
NIKE Class B	9,800	574,868
Phillips-Van Heusen	6,500	341,120
		2,710,448
Thrift & Mortgage Finance – 2.69%
Fannie Mae	9,600	583,776
Freddie Mac	8,100	477,981
PMI Group	13,200	431,640
Washington Mutual	16,800	593,208
		2,086,605
Tobacco – 0.41%
Altria Group	4,600	319,838
		319,838
Wireless Telecommunications Services – 0.25%
†MetroPCS Communications	7,000	190,960
		190,960
Total Common Stock (cost $51,482,366)		76,827,851
	Principal
	Amount
	(U.S.$)
≠Discounted Commercial Paper– 1.09%
Deutsche Bank Financial 5.006% 10/1/07	$845,000	845,000
Total Discounted Commercial Paper (cost $845,000)		845,000
Total Value of Securities – 99.96%
(cost $52,327,366)		77,672,851
Receivables and Other Assets Net of Liabilities (See Notes) – 0.04%		34,387
Net Assets – 100.00%		$77,707,238

†Non-income producing security for the period ended September 30, 2007.
≠The interest rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Variable Annuity Fund A (Fund).

Investments - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of  the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007.  Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - Operations of the Fund form a part of, and are taxed with, operations of The Lincoln National Life Insurance Company, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income - Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Credit Risk– The Fund may invest in securities exempt from registration under Section 4(2) of Securities Act of 1933, which exempts from registration transactions by an issuer not involving any pubic offering. As of September 30, 2007, there were no Section 4(2) securities.

Item 2. Controls and Procedures

(a)  The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln National Variable Annuity Fund A
(Registrant)

By:          /s/ Kelly D. Clevenger
Kelly D. Clevenger
President

Date:      11/20/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kelly D. Clevenger
Kelly D. Clevenger
President

Date:      11/20/2007

By:          /s/ William P. Flory, Jr.
William P. Flory, Jr.
Chief Accounting Officer
(Signature and Title)

Date:      11/20/2007